Schedule of third party and related party expenses (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Total	€ 4,812,854	€ 6,474,441	€ 5,338,962
Consultants and Other Third Parties [Member]
Related Party Transaction [Line Items]
Total	1,015,908	1,636,455	1,530,423
Materials and Supplies [Member]
Related Party Transaction [Line Items]
Total	2,301,038	3,639,920	2,790,982
Compensation [Member]
Related Party Transaction [Line Items]
Total	1,440,723	1,113,489	992,281
Travel and Entertainment [Member]
Related Party Transaction [Line Items]
Total	29,137	44,243
Other [Member]
Related Party Transaction [Line Items]
Total	26,048	40,334	25,276
Third Parties [Member]
Related Party Transaction [Line Items]
Total	3,363,410	4,496,974	4,032,684
Third Parties [Member] | Consultants and Other Third Parties [Member]
Related Party Transaction [Line Items]
Total	262,229	305,289	804,341
Third Parties [Member] | Materials and Supplies [Member]
Related Party Transaction [Line Items]
Total	2,301,038	3,639,920	2,790,982
Third Parties [Member] | Compensation [Member]
Related Party Transaction [Line Items]
Total	744,959	467,557	412,085
Third Parties [Member] | Travel and Entertainment [Member]
Related Party Transaction [Line Items]
Total	29,137	44,243
Third Parties [Member] | Other [Member]
Related Party Transaction [Line Items]
Total	26,048	39,965	25,276
Related Parties [Member]
Related Party Transaction [Line Items]
Total	1,449,443	1,977,467	1,306,278
Related Parties [Member] | Consultants and Other Third Parties [Member]
Related Party Transaction [Line Items]
Total	753,679	1,331,166	726,082
Related Parties [Member] | Materials and Supplies [Member]
Related Party Transaction [Line Items]
Total
Related Parties [Member] | Compensation [Member]
Related Party Transaction [Line Items]
Total	695,764	645,932	580,196
Related Parties [Member] | Travel and Entertainment [Member]
Related Party Transaction [Line Items]
Total
Related Parties [Member] | Other [Member]
Related Party Transaction [Line Items]
Total		€ 369